Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Note 17 — Commitments and Contingencies

Series A Preferred stock contingency

Under the Company’s plan of reorganization upon emergence from bankruptcy in July 2002, the Series A Preferred stock and the dividends accrued thereon that existed prior to emergence from bankruptcy were to be exchanged into one share of new common stock for every five shares of Series A Preferred stock held as of the date of emergence from bankruptcy. This exchange was contingent on the Company’s attaining aggregate gross revenues for four consecutive quarters of at least $10,000,000 and if met would result in the issuance of 325,000 shares of the Company’s common stock. The Company reached such aggregate revenue levels as of the end of the quarter ended June 30, 2012. As of December 31, 2014, 271,000 common stock issuable remain.

Aldagen Contingent Consideration

Aldagen’s former investors had the right to receive up to 20,309,723 shares of our common stock, contingent upon the achievement of certain milestones related to the current ALD-401 Phase 2 clinical trial.

Under the terms of the February 2013 amendment to the Exchange and Purchase Agreement by and among Nuo Therapeutics, Inc., Aldagen, Inc. and Aldagen Holdings, LLC, the parties to the agreement modified the terms of the post-closing contingent consideration under the terms of the original agreement. Following and as a result of the amendment, Nuo Therapeutics recognized approximately $1,006,000 as operating expense with the offset to equity for the period ended December 31, 2013.

On November 11, 2014, the Company and Aldagen Holdings, LLC, executed that certain Second Amendment to the February 8, 2012 Exchange and Purchase Agreement, as amended on February 8, 2013 (as amended to date, the “Exchange Agreement”). Pursuant to the terms of the Second Amendment, the terms of the post-closing consideration originally contemplated under the Exchange Agreement and structured around the achievement of certain milestone events relating to the Company’s ALD-401 Phase 2 clinical trials were amended such that, in full satisfaction of all the post-closing issuance obligations of the Company to Aldagen Holdings, the Company agreed to a one-time issuance of 1,270,000 shares of Nuo Therapeutics common stock, out of the 20,309,723 shares of our common stock held in reserve, which were contingently issuable upon the achievement of certain milestones related to the current ALD-401 Phase 2 clinical trial.

Deerfield Registration Rights Agreement

On March 31, 2014, we entered into a Registration Rights Agreement (the “RRA”) with Deerfield investors pursuant to the terms and provisions of the March 31, 2014 Facility Agreement and agreed to register, among others, shares of our common stock issuable upon conversion and exercise of convertible notes and related common stock warrants sold in the March 31 and June 30 Deerfield financings. At the time of the closing of the March 31st draw, we issued to Deerfield warrants to purchase 25,115,384 shares of the Company’s common stock at an exercise price of $0.52 per share; at the time of the June 25th draw - warrants to purchase 67,500,000 shares of the Company’s common stock at an exercise price of $0.52 per share. The maximum number of shares of our common stock that can be issued pursuant to the conversion of the Deerfield facility is 67,307,692 shares; the maximum number of shares of our common stock that can be issued pursuant to the terms of the Deerfield warrants is 92,615,385 shares. In accordance with the RRA, we are obligated to file and maintain an effective registration statement, all in accordance with the terms of the RRA until the date when all shares underlying the convertible notes and related warrants (and any other securities issued or issuable with respect to in exchange for such shares) have been sold or at any time following the six month anniversary of the date of issuance, all warrant shares issuable upon exercise of the warrants should be eligible for immediate resale pursuant to Rule 144 under the Securities Act.

FDA clearance

In conjunction with its FDA clearance, we agreed to conduct a post-market surveillance study to further analyze the safety profile of bovine thrombin as used in the Aurix ™ System. This study was estimated to cost between $500,000 and $700,000 over a period of several years, which began in the third quarter of 2008. As of December 31, 2014, approximately $368,000 had been incurred. Since the inception of this study, we have enrolled 120 patients, noting no adverse events. Based on the additional positive safety data, we suspended further enrollment in this study pending further discussion with the FDA.

Letter of Credit

In July 2009, in satisfaction of a Maryland law pertaining to Wholesale Distributor Permits, we established a Letter of Credit, in the amount of $50,000, naming the Maryland Board of Pharmacy as the beneficiary. This Letter of Credit serves as security for the performance by the Company of its obligations under applicable Maryland law regarding this permit and is collateralized by a Certificate of Deposit (“CD”) purchased from our commercial bank. This CD bears interest at an annual rate of 0.10% and matures on June 24, 2015.

MVF Stock Repurchase Agreement

The Company and the MVF, in compliance with MVF’s investment policies, agreed to execute a certain Stock Repurchase Agreement which requires us to repurchase the MVF’s investment, at MVF’s option, upon certain events outside of our control; provided, however, that in the event that, at the time of either such event our securities are listed on a national securities exchange, the foregoing repurchase will not be triggered. The common shares issued to MVF are classified as “conditionally redeemable common stock” in the accompanying consolidated balance sheet. The value of the warrants and offering expenses allocable to the contingently redeemable common shares was not material. Upon the termination of the stock repurchase agreement or the sale of the stock by MVF, the temporary equity will be re-classed to permanent equity.